Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Other assets-Other:
Securities received as collateral		¥ 318,112	¥ 187,753
Goodwill and other intangible assets		110,532	123,486
Deferred tax assets		36,130	19,718
Investments in equity securities for other than operating purposes	[1]	130,357	162,644
Prepaid expenses		30,997	10,741
Other		348,383	318,224
Total, Other assets-Other		974,511	822,566
Other liabilities:
Obligation to return securities received as collateral		318,112	187,753
Accrued income taxes		32,947	48,632
Other accrued expenses and provisions		389,338	446,920
Other	[2]	460,250	533,794
Total, Other liabilities		¥ 1,200,647	¥ 1,217,099

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \140,024 million and \22,621 million respectively, as of March 31, 2015, and \109,887 million and \20,470 million respectively, as of March 31, 2016. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.
[2]	Includes liabilities relating to investment contracts underwritten by Nomura's insurance subsidiary. As of March 31, 2015 and 2016, carrying values were \258,310 million and \242,496 million, respectively, and estimated fair values were \261,039 million and \244,246 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.